Loans and asset quality - Loan Modifications (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($) loan
Financing Receivable, Troubled Debt Restructuring [Line Items]
Loans modified after 12 months	$ 0
Unfunded lending commitments, cancelled		$ 16
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans modified | loan	2	5	2
Outstanding recorded investment post-modification	$ 165	$ 212	$ 71
Collection of financing receivable, previously modified		118
Commercial real estate | Lending-related commitments
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding recorded investment post-modification		$ 20	$ 15
Other residential mortgages
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans modified | loan	2	4	6
Outstanding recorded investment post-modification	$ 1	$ 1	$ 2